Fair Values	12 Months Ended
Dec. 31, 2014
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Fair Values

NOTE 15

Fair Values

Fair value is defined as the price that would be required to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company’s principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

  Level 1 ― Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.
  Level 2 ― Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

- Quoted prices for similar assets or liabilities in active markets;

- Quoted prices for identical or similar assets or liabilities in markets that are not active;

- Inputs other than quoted prices that are observable for the asset or liability; and

- Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  Level 3 ― Inputs that are unobservable and reflect the Company’s own estimates about the estimates market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows). The Company did not measure any financial instruments presented on the Consolidated Balance Sheets at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2014 and 2013, although the disclosed fair value of certain assets that are not carried at fair value, as presented later in this Note, are classified within Level 3.

The Company monitors the market conditions and evaluates the fair value hierarchy levels at least quarterly. For any transfers in and out of the levels of the fair value hierarchy, the Company discloses the fair value measurement at the beginning of the reporting period during which the transfer occurred. For the year ended December 31, 2014, there were no significant transfers between levels.

Financial Assets and Financial Liabilities Carried at Fair Value

The following table summarizes the Company’s financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP’s valuation hierarchy (as described in the preceding paragraphs), as of December 31:

	2014					2013
(Millions)	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:
Investment securities:(a)
Equity securities	$1		$1	$	―	$124		$124	$	―
Debt securities and other	4,430		350		4,080	4,892		320		4,572
Derivatives(a)	991		―		991	701		―		701
Total assets	5,422		351		5,071	5,717		444		5,273
Liabilities:
Derivatives(a)	164		―		164	213		―		213
Total liabilities	$164	$	―		$164	$213	$	―		$213

  Refer to Note 5 for the fair values of investment securities and to Note 14 for the fair values of derivative assets and liabilities, on a further disaggregated basis.

Valuation Techniques Used in the Fair Value Measurement of Financial Assets and Financial Liabilities Carried at Fair Value

For the financial assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table above) the Company applies the following valuation techniques:

Investment Securities

When available, quoted prices of identical investment securities in active markets are used to estimate fair value. Such investment securities are classified within Level 1 of the fair value hierarchy.

When quoted prices of identical investment securities in active markets are not available, the fair values for the Company’s investment securities are obtained primarily from pricing services engaged by the Company, and the Company receives one price for each security. The fair values provided by the pricing services are estimated using pricing models, where the inputs to those models are based on observable market inputs or recent trades of similar securities. Such investment securities are classified within Level 2 of the fair value hierarchy. The inputs to the valuation techniques applied by the pricing services vary depending on the type of security being priced but are typically benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. The pricing services did not apply any adjustments to the pricing models used. In addition, the Company did not apply any adjustments to prices received from the pricing services.

The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually. In addition, the Company corroborates the prices provided by its pricing services for reasonableness by comparing the prices from the respective pricing services to valuations obtained from different pricing sources. In instances where price discrepancies are identified between different pricing sources, the Company evaluates such discrepancies to ensure that the prices used for its valuation represent the fair value of the underlying investment securities. Refer to Note 5 for additional fair value information.

Derivative Financial Instruments

The fair value of the Company’s derivative financial instruments is estimated by third-party valuation services that use proprietary pricing models or by internal pricing models, where the inputs to those models are readily observable from actively quoted markets. The pricing models used are consistently applied and reflect the contractual terms of the derivatives as described below. The Company reaffirms its understanding of the valuation techniques used by the third-party valuation services at least annually. The Company’s derivative instruments are classified within Level 2 of the fair value hierarchy.

The fair value of the Company’s interest rate swaps is determined based on a discounted cash flow method using the following significant inputs: the contractual terms of the swap such as the notional amount, fixed coupon rate, floating coupon rate (based on interbank rates consistent with the frequency and currency of the interest cash flows) and tenor, as well as discount rates consistent with the underlying economic factors of the currency in which the cash flows are denominated.

The fair value of the Company’s total return contract, which served as a hedge against the Hong Kong dollar (HKD) change in fair value associated with the Company’s investment in ICBC, is determined based on a discounted cash flow method using the following significant inputs as of the valuation date: number of shares of the Company’s underlying ICBC investment, the quoted market price of the shares in HKD and the monthly settlement terms of the contract inclusive of price and tenor.

The fair value of foreign exchange forward contracts is determined based on a discounted cash flow method using the following significant inputs: the contractual terms of the forward contracts such as the notional amount, maturity dates and contract rate, as well as relevant foreign currency forward curves, and discount rates consistent with the underlying economic factors of the currency in which the cash flows are denominated.

Credit valuation adjustments are necessary when the market parameters, such as a benchmark curve, used to value derivatives are not indicative of the credit quality of the Company or its counterparties. The Company considers the counterparty credit risk by applying an observable forecasted default rate to the current exposure. Refer to Note 14 for additional fair value information.

Financial Assets and Financial Liabilities Carried at Other Than Fair Value

The following table discloses the estimated fair value for the Company’s financial assets and financial liabilities that are not required to be carried at fair value on a recurring basis, as of December 31, 2014 and 2013:

	Carrying	Corresponding Fair Value Amount
2014 (Billions)	Value	Total			Level 1	Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$22	$22			$21	$1	(a)	$	―
Other financial assets(b)	48	48			―	48			―
Financial assets carried at other than fair value
Loans, net	70	71	(c)		―	―			71

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	61	61			―	61			―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	8	8			―	8			―
Long-term debt	$58	$60	(c)	$	―	$60		$	―

	Carrying	Corresponding Fair Value Amount
2013 (Billions)	Value	Total			Level 1	Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$19	$19			$17	$2	(a)	$	―
Other financial assets(b)	48	48			―	48			―
Financial assets carried at other than fair value
Loans, net	67	67	(c)		―	―			67

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	60	60			―	60			―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	7	8			―	8			―
Long-term debt	$55	$58	(c)	$	―	$58		$	―

  Reflects time deposits.
  Includes accounts receivable (including fair values of Card Member receivables of $7.0 billion and $7.3 billion held by consolidated VIEs as of December 31, 2014 and 2013, respectively), restricted cash and other miscellaneous assets.
  Includes fair values of loans of $29.9 billion and $31.0 billion, and long-term debt of $19.5 billion and $18.8 billion, held by consolidated VIEs as of December 31, 2014 and 2013, respectively.
  Presented as a component of customer deposits on the Consolidated Balance Sheets.

The fair values of these financial instruments are estimates based upon the market conditions and perceived risks as of December 31, 2014, and require management judgment. These figures may not be indicative of future fair values. The fair value of the Company cannot be reliably estimated by aggregating the amounts presented.

Valuation Techniques Used in the Fair Value Measurement of Financial Assets and Financial Liabilities Carried at Other Than Fair Value

For the financial assets and liabilities that are not required to be carried at fair value on a recurring basis (categorized in the valuation hierarchy table above) the Company applies the following valuation techniques to measure fair value:

Financial Assets For Which Carrying Values Equal or Approximate Fair Value

Financial assets for which carrying values equal or approximate fair value include cash and cash equivalents, Card Member receivables, accrued interest and certain other assets. For these assets, the carrying values approximate fair value because they are short term in duration, have no defined maturity or have a market-based interest rate.

Financial Assets Carried At Other Than Fair Value

Loans

Loans are recorded at historical cost, less reserves, on the Consolidated Balance Sheets. In estimating the fair value for the Company’s loans the Company uses a discounted cash flow model. Due to the lack of a comparable whole loan sales market for similar credit card receivables and the lack of observable pricing inputs thereof, the Company uses various inputs derived from an equivalent securitization market to estimate fair value. Such inputs include projected income (inclusive of future interest payments and late fee revenue), estimated pay-down rates, discount rates and relevant credit costs.

Financial Liabilities For Which Carrying Values Equal Or Approximate Fair Value

Financial liabilities for which carrying values equal or approximate fair value include accrued interest, customer deposits (excluding certificates of deposit, which are described further below), Travelers Cheques and other prepaid products outstanding, accounts payable, short-term borrowings and certain other liabilities for which the carrying values approximate fair value because they are short term in duration, have no defined maturity or have a market-based interest rate.

Financial Liabilities Carried At Other Than Fair Value

Certificates of Deposit

Certificates of deposit (CDs) are recorded at their historical issuance cost on the Consolidated Balance Sheets. Fair value is estimated using a discounted cash flow methodology based on the future cash flows and the discount rate that reflects the Company’s current rates for similar types of CDs within similar markets.

Long-term Debt

Long-term debt is recorded at historical issuance cost on the Consolidated Balance Sheets adjusted for the impact of fair value hedge accounting on certain fixed-rate notes and current translation rates for foreign-denominated debt. The fair value of the Company’s long-term debt is measured using quoted offer prices when quoted market prices are available. If quoted market prices are not available, the fair value is determined by discounting the future cash flows of each instrument at rates currently observed in publicly-traded debt markets for debt of similar terms and credit risk. For long-term debt, where there are no rates currently observable in publicly traded debt markets of similar terms and comparable credit risk, the Company uses market interest rates and adjusts those rates for necessary risks, including its own credit risk. In determining an appropriate spread to reflect its credit standing, the Company considers credit default swap spreads, bond yields of other long-term debt offered by the Company, and interest rates currently offered to the Company for similar debt instruments of comparable maturities.

Nonrecurring Fair Value Measurements

The Company has certain assets that are subject to measurement at fair value on a nonrecurring basis. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if determined to be impaired. During the years ended December 31, 2014 and 2013, the Company did not have any material assets that were measured at fair value due to impairment.